Summary of Significant Accounting and Reporting Policies (Details) (USD $) In Thousands, except Share data, unless otherwise specified			6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended
	Jun. 30, 2014 item	Jun. 30, 2014 SWS	Jun. 30, 2014 Plains Capital	Dec. 31, 2013 Plains Capital	Jun. 30, 2014 Bank	Dec. 31, 2013 Bank	Sep. 13, 2013 Bank FNB	Sep. 13, 2013 Bank FNB Covered loans	Sep. 13, 2013 Bank FNB Non-covered loans	Jun. 30, 2014 Plains Capital Equity, LLC	Dec. 31, 2013 Plains Capital Equity, LLC	Jun. 30, 2014 PrimeLending	Dec. 31, 2013 PrimeLending	Jun. 30, 2014 PCB-ARC, Inc.	Dec. 31, 2013 PCB-ARC, Inc.	Jun. 30, 2014 FSC	Dec. 31, 2013 FSC	Jun. 30, 2014 PlainsCapital Securities, LLC	Dec. 31, 2013 PlainsCapital Securities, LLC	Jun. 30, 2014 NLC	Dec. 31, 2013 NLC	Jun. 30, 2014 PrimeLending Ventures Management, LLC	Dec. 31, 2013 PrimeLending Ventures Management, LLC	Jun. 30, 2014 Trusts	Dec. 31, 2013 Trusts	Jun. 30, 2014 RGV-ARC, Inc
Basis of Presentation
Number of primary operating business units	2
Fair value of assets acquired							$ 2,238,212
Loans							1,200,000	1,116,583	42,884
Securities							286,214
Other real estate owned							135,200	135,187
Assumed liabilities							$ 2,225,627
Number of shares of acquiree that stockholders received for each share of common stock owned		0.2496
Cash consideration per share of the merged entity (in dollars per share)		$ 1.94
Acquisition price (in dollars per share)		$ 7.25
Ownership percentage of subsidiary owned by the reporting entity			100.00%	100.00%																100.00%	100.00%
Ownership percentage of subsidiary owned by subsidiary of the reporting entity					100.00%	100.00%				100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%			100.00%	100.00%	100.00%	100.00%	100.00%